Accumulated other comprehensive income, net of tax (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2020		487
Total net foreign currency translation adjustments	(8)
Total defined benefit pension adjustment	142
Total other comprehensive income/(loss), net		134
Accumulated other comprehensive income as at December 31, 2021		621
Total net foreign currency translation adjustments (1)	(16)
Total defined benefit pension adjustment	170
Total other comprehensive income/(loss), net		154
Accumulated other comprehensive income as at December 31, 2022		775
(1) Adjusted for rounding

USD'000
Accumulated other comprehensive income as at December 31, 2019		349
Total net foreign currency translation adjustments	33
Total defined benefit pension adjustment	105
Total other comprehensive income/(loss), net		138
Accumulated other comprehensive income as at December 31, 2020		487
Total net foreign currency translation adjustments	(8)
Total defined benefit pension adjustment	142
Total other comprehensive income/(loss), net		134
Accumulated other comprehensive income as at December 31, 2021		621